DISCONTINUED OPERATIONS - Schedule of Cash Flows from the Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from discontinued operations
Net loss from discontinued operations		$ (173)	$ (13,031)
Add items not affecting cash:
Depreciation		189	255
Change in non-cash working capital items
Accounts payable	$ (6,150)	47,767	4,536
Discontinued Operations [Member]
Cash Flows from discontinued operations
Net loss from discontinued operations	(0)	(173)	(13,031)
Add items not affecting cash:
Impairments	0	0	295
Depreciation	0	0	24
Change in non-cash working capital items
Prepaids and advances	0	3,703	7,567
Accounts payable	0	(5,358)	4,676
Cash (utilized in) / generated by operating activities - discontinued operations	0	(1,827)	(469)
Cash (outflows) inflows from discontinued operations	0	(1,827)	(469)
Cash - discontinued operations	$ 0	$ 0	$ 1,827